Financial instruments - Derivative and non-derivative financial instruments (Details) € in Thousands		12 Months Ended			36 Months Ended
	Sep. 30, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 EUR (€) item
Reconciliation of changes in fair value measurement
Assets at beginning of period		€ 32,934,735	€ 26,242,268
Transfer from Level 2	€ 186,427
Assets at end of period		31,689,036	32,934,735	€ 26,242,268	€ 31,689,036
Liabilities at beginning of period		19,707,498
Liabilities at end of period		19,357,726	19,707,498		19,357,726
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period		183,054
Transfer from Level 2			186,427
Increase			2,233
Gain / loss recognised in profit or loss		22,489	128
Foreign currency translation and other changes		(17,025)	(5,734)
Assets at end of period		188,518	183,054		188,518
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		89,677	172,278	205,792	205,792
Increase		17,253	4,828	19,051
Decrease		(35,764)	(43,941)	(15,734)
Gain / loss recognized in profit or loss		(1,996)	(41,537)	(36,327)
Foreign currency translation and other changes		(2,811)	(1,951)	(504)
Liabilities at end of period		66,359	89,677	172,278	66,359
Put option liabilities
Reconciliation of changes in fair value measurement
Put option liabilities exercisable		395,759	385,924	408,525	€ 395,759
Number of put options exercised | item					231
Consideration for put options exercised					€ 98,936
Liabilities at beginning of period		934,425	818,871
Liabilities at end of period		882,422	934,425	818,871	882,422
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		934,425	818,871	830,773	830,773
Increase		51,388	109,109	53,731
Decrease		(99,877)	(20,269)	(50,706)
Gain / loss recognized in equity		73,993	14,523	(48,075)
Foreign currency translation and other changes		(77,507)	12,191	33,148
Liabilities at end of period		€ 882,422	€ 934,425	€ 818,871	€ 882,422
Put option liabilities | Fair Value | Level 3 | Assumed earnings
Reconciliation of changes in fair value measurement
Increase in input		10.00%			10.00%
Increase in fair value due to increase in input		€ 63,362
Put option liabilities | Fair Value | Level 3 | Assumed earnings | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities		1.00%			1.00%
Increase in fair value due to increase in input, as percentage of equity		1.00%			1.00%